Related Party Transactions and Balances (Details) - Schedule of Operations Through Proceeds Borrowed From Related Parties	12 Months Ended
	Dec. 31, 2023 USD ($)
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	$ 8,087,981
Received	4,485,589
Repayment	(3,160,000)
Interest Expenses	15,228
Exchange Rate Translation	(1,466)
Due to related parties, ending	9,427,332
Yufeng Mi [Member]
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	1,831
Received	2,770
Repayment
Interest Expenses
Exchange Rate Translation	(30)
Due to related parties, ending	4,571
Yang Cao [Member]
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	86,150
Received	97,844
Repayment
Interest Expenses
Exchange Rate Translation	(1,436)
Due to related parties, ending	182,558
HongKong Kisen [Member]
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	8,000,000	[1]
Received	4,384,975	[1]
Repayment	(3,160,000)	[1]
Interest Expenses	15,228	[1]
Exchange Rate Translation		[1]
Due to related parties, ending	$ 9,240,203

[1]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.